UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment |_|; Amendment Number: N/A
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Avery Advisors LLC
Address:  909 Third Avenue, 29th Floor
          New York, New York 10022


13F File Number: 28-05447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Barry Newburger
Title:    Senior Managing Director
Phone:    212-350-5161
          -------------------------

Signature, Place, and Date of Signing:

/s/ Barry Newburger            New York, NY            10-16-01
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Report Type (Check only one.):

|_|   13F HOLDINGS REPORT.

|X|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

 No.  13F File Number     Name
          28-05445        Avery Capital Management LLC